Marketable Investment Securities, Restricted Cash and Other Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Marketable Investment Securities, Restricted Cash and Other Investment Securities
Marketable Investment Securities, Restricted Cash and Other Investment Securities

3.              Marketable Investment Securities and Restricted Cash

Our marketable investment securities, restricted cash and other investment securities consist of the following:

	As of
	June 30,	December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$1,130,264	$1,021,697
Current marketable investment securities - other	814,358	571,214
Total current marketable investment securities	1,944,622	1,592,911
Restricted marketable investment securities (1)	55,274	59,638
Total marketable investment securities	1,999,896	1,652,549

Restricted cash and cash equivalents (1)	57,279	72,757

Total marketable investment securities and restricted cash	$2,057,175	$1,725,306

(1)        Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt instruments, all of which are classified as available-for-sale.

Current Marketable Investment Securities - VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest.  All of the put options are secured by a pledged liquidity source.  Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source.  While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities - Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of June 30, 2011 and December 31, 2010, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for our litigation with ESPN (See Note 8).

Unrealized Gains (Losses) on Marketable Investment Securities

As of June 30, 2011 and December 31, 2010, we had accumulated net unrealized gains of $4 million and $4 million, both net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” A full valuation allowance has been established against any deferred taxes that are capital in nature. The components of our available-for-sale investments are detailed in the table below.

	As of June 30, 2011				As of December 31, 2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$1,130,264	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	869,632	5,929	(1,660)	4,269	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$1,999,896	$5,929	$(1,660)	$4,269	$1,652,549	$4,905	$(1,140)	$3,765

As of June 30, 2011, restricted and non-restricted marketable investment securities include debt securities of $1.819 billion with contractual maturities of one year or less and $181 million with contractual maturities greater than one year.  Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category.  As of June 30, 2011 and December 31, 2010, the unrealized losses on our investments in debt securities primarily represent investments in mortgage backed securities.  We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time.  In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity.  Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	Primary	As of June 30, 2011
	Reason for	Total	Less than Six Months		Six to Nine Months		Nine Months or More
Investment	Unrealized	Fair	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Category	Loss	Value	Value	Loss	Value	Loss	Value	Loss
		(In thousands)
Debt securities	Temporary market fluctuations	$399,836	$394,347	$(1,231)	$1,278	$(2)	$4,211	$(427)
Total		$399,836	$394,347	$(1,231)	$1,278	$(2)	$4,211	$(427)

		As of December 31, 2010
		(In thousands)
Debt securities	Temporary market fluctuations	$197,600	$71,279	$(133)	$20,051	$(79)	$106,270	$(928)
Total		$197,600	$71,279	$(133)	$20,051	$(79)	$106,270	$(928)

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs. We apply the following hierarchy in determining fair value:

•                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

•                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

Our assets measured at fair value on a recurring basis were as follows:

	As of
	June 30, 2011				December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Debt securities:
VRDNs	$1,130,264	$—	$1,130,264	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	869,632	—	869,632	—	630,852	10,738	620,114	—
Total marketable investment securities	$1,999,896	$—	$1,999,896	$—	$1,652,549	$10,738	$1,641,811	$—

Gains and Losses on Sales and Changes in Carrying Values of Investments

“Other, net” income and expense included on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) includes other changes in the carrying amount of our marketable and non-marketable investments as follows:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Other Income (Expense):	2011	2010	2011	2010
	(In thousands)
Other investment securities - gains (losses) on sales	$—	$—	$10,000	$—
Marketable investment securities - unrealized gains (losses) on investments accounted for at fair value	(1,243)	—	1,210	—
Other	174	123	289	251
Total	$(1,069)	$123	$11,499	$251

4.     Marketable Investment Securities, Restricted Cash and Other Investment Securities

Our marketable investment securities, restricted cash and other investment securities consist of the following:

	As of December 31,
	2010	2009
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$1,021,697	$963,913
Current marketable investment securities - other	571,214	745,218
Total current marketable investment securities	1,592,911	1,709,131
Restricted marketable investment securities (1)	59,638	11,042
Total marketable investment securities	1,652,549	1,720,173

Restricted cash and cash equivalents (1)	72,757	117,432

Total marketable investment securities and restricted cash	$1,725,306	$1,837,605

(1)       Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt instruments, all of which are classified as available-for-sale (see Note 2).

Current Marketable Investment Securities - VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest. All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source. While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities - Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of December 31, 2010 and 2009, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds. Restricted cash and marketable investment securities as of December 31, 2010 and 2009 included $62 million related to our litigation with Tivo, respectively.

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2010 and 2009, we had accumulated net unrealized gains of $4 million net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” A full valuation allowance has been established against any deferred taxes that are capital in nature. The components of our available-for-sale investments are detailed in the table below.

	As of December 31,
	2010				2009
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$1,021,697	$—	$—	$—	$963,913	$1	$(3)	$(2)
Other (including restricted)	630,852	4,905	(1,140)	3,765	756,260	5,336	(1,501)	3,835
Total marketable investment securities	$1,652,549	$4,905	$(1,140)	$3,765	$1,720,173	$5,337	$(1,504)	$3,833

As of December 31, 2010, restricted and non-restricted marketable investment securities include debt securities of $1.578 billion with contractual maturities of one year or less and $75 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category. As of December 31, 2010 and 2009, the unrealized losses on our investments in debt securities primarily represent investments in mortgage backed securities. We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time. In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity. Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	Primary	As of December 31, 2010
	Reason for	Total	Less than Six Months		Six to Nine Months		Nine Months or More
Investment	Unrealized	Fair	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Category	Loss	Value	Value	Loss	Value	Loss	Value	Loss
		(In thousands)
Debt securities	Temporary market fluctuations	$197,600	$71,279	$(133)	$20,051	$(79)	$106,270	$(928)
Total		$197,600	$71,279	$(133)	$20,051	$(79)	$106,270	$(928)

		As of December 31, 2009
		(In thousands)
Debt securities	Temporary market fluctuations	$190,760	$144,819	$(277)	$6,892	$(41)	$39,049	$(1,186)
Total		$190,760	$144,819	$(277)	$6,892	$(41)	$39,049	$(1,186)

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs. We apply the following hierarchy in determining fair value:

•                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

•                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants, therefore requiring assumptions based on the best information available.

Our assets measured at fair value on a recurring basis were as follows:

DISH DBS CORPORATION
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued

	As of December 31,
	2010				2009
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Debt securities:
VRDNs	$1,021,697	$—	$1,021,697	$—	$963,913	$—	$963,913	$—
Other (including restricted)	630,852	10,738	620,114	—	756,260	11,042	745,218	—
Total marketable investment securities	$1,652,549	$10,738	$1,641,811	$—	$1,720,173	$11,042	$1,709,131	$—

Gains and Losses on Sales and Changes in Carrying Values of Investments

“Other, net” income and expense included on our Consolidated Statements of Operations and Comprehensive Income (Loss) includes other changes in the carrying amount of our marketable and non-marketable investments as follows:

	For the Years Ended December 31,
Other Income (Expense):	2010	2009	2008
	(In thousands)
Marketable investment securities - other-than-temporary impairments	$—	$—	$(11,247)
Other investment securities - other-than-temporary impairments	—	(18,933)	—
Other investment securities - gains (losses) on sales	—	—	53,473
Other	581	(196)	3,165
Total	$581	$(19,129)	$45,391